Intangible assets	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Intangible assets
Intangible assets
Intangible assets comprise the following:

	2018	2017
	$	$
Intangible assets with finite lives	23,486	18,598
Intangible assets with indefinite lives:
Brand name	112,977	112,977
Domain name	337	337
	136,800	131,912

The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Product development costs	In progress	Customer lists	Total
Cost	$	$	$	$	$	$	$
March 31, 2016	2,997	6,936	—	—	—	8,655	18,588
Additions	1,268	2,456	3,340	805	2,603	—	10,472
March 31, 2017	4,265	9,392	3,340	805	2,603	8,655	29,060
Additions	(6)	2,074	2,855	—	6,705	—	11,628
Transfers	—	367	—	3,142	(3,509)	—	—
March 31, 2018	4,259	11,833	6,195	3,947	5,799	8,655	40,688

	ERP software	Computer software	Lease rights	Product development costs	In progress	Customer lists	Total
Accumulated amortization	$	$	$	$	$	$	$
March 31, 2016	430	746	—	—	—	5,049	6,225
Amortization	429	1,541	—	103	—	2,164	4,237
March 31, 2017	859	2,287	—	103	—	7,213	10,462
Amortization	588	2,063	505	2,142	—	1,442	6,740
March 31, 2018	1,447	4,350	505	2,245	—	8,655	17,202
Net book value
March 31, 2017	3,406	7,105	3,340	702	2,603	1,442	18,598
March 31, 2018	2,812	7,483	5,690	1,702	5,799	—	23,486

For the year ended March 31, 2018, the cost of intangible assets in progress in the table above has been disclosed separately. Comparative figures for the year ended March 31, 2017 have been reclassified to correspond with the presentation adopted in the current year.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the brand and the domain name associated with the Company’s website. The Company expects to renew the registration of the brand names, and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests in 2018 and 2017 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (VIU) are consistent with the assumptions used to calculate VIU for goodwill (note 13).